Acquisitions and Disposals - Summary of Assets and Liabilities Held for Sale (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities directly associated with assets held for sale
Total	$ 2,136	$ 0	$ 0
YPF Brasil [member]
Assets held for sale
Property, plant and equipment	5
Inventories	7
Other receivables	1
Trade receivables	7
Cash and cash equivalents	1
Subtotal	21
Consolidation adjustments	0
Total	21
Liabilities directly associated with assets held for sale
Provisions	1
Income tax liability	1
Taxes payable	1
Salaries and social security	1
Loans	7
Accounts payable	8
Subtotal	19
Consolidation adjustments	(1)
Total	$ 18